Investments (Unconsolidated Variable Interest Entities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Carrying Amount Asset	$ 43,123	$ 51,678
Carrying Amount Liability	44,486	53,131
Real estate joint ventures
Variable Interest Entity [Line Items]
Carrying Amount Asset	31	52
Carrying Amount Liability	44	74
Other limited partnership interests
Variable Interest Entity [Line Items]
Carrying Amount Asset	2,874	3,722
Carrying Amount Liability	3,672	4,833
Other invested assets
Variable Interest Entity [Line Items]
Carrying Amount Asset	1,564	1,683
Carrying Amount Liability	2,116	2,003
Structured securities (RMBS, CMBS, and ABS) [Member]
Variable Interest Entity [Line Items]
Carrying Amount Asset	37,061	44,302
Carrying Amount Liability	37,061	44,302
U.S. and foreign corporate
Variable Interest Entity [Line Items]
Carrying Amount Asset	1,593	1,919
Carrying Amount Liability	$ 1,593	$ 1,919